Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our Principal Executive Officer (“PEO”) and, on an average basis, our other NEOs (in each case, as determined under Item 402(v) of Regulation
S-K),
our total shareholder return (“TSR”), the TSR of the S&P 500 Industrials Index over the same period (which is the “Peer Group” in the Pay versus Performance Table below), our net income, and our adjusted earnings.
For purposes of the Pay Versus Performance Table, Richard Tobin is the only principal executive officer represented. For fiscal 2025, Messrs. Woenker, Cerepak, Juneja, and Yehle and Ms. Cabrera are the other named officers reflected in the Pay versus Performance Table. For fiscal 2024, Messrs. Cerepak, Juneja, and Yehle and Mses. Cabrera and Bors are the other named officers reflected in the Pay versus Performance Table. For fiscal 2023 through 2021, Messrs. Cerepak and Juneja and Mses. Cabrera and Bors are the other named executive officers reflected in the Pay versus Performance Table.
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of $100 Investment based on:		Net Income ($) (in millions)	Adjusted Earnings ($) (in millions) (2)(3)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2025	18,757,706	15,034,170	2,192,355	1,771,947	165	190	1,097	1,324

2024	19,230,530	30,226,001	2,777,531	3,718,086	175	176	2,697	2,806

2023	16,795,101	16,472,170	2,904,216	2,784,284	142	150	1,057	1,237

2022	14,143,252	(13,748,922)	2,364,424	(619,414)	123	127	1,065	1,213

2021	14,085,860	56,156,068	2,449,002	6,425,459	163	135	1,124	1,109

(1)
The table below provides the adjustments required by Item 402(v) to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Subtract Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
CEO

2025	($14,603,244)	$12,129,947	($702,441)	($547,799)	$0	$0	($3,723,536)

2024	($14,162,208)	$16,676,943	$5,699,375	$2,781,362	$0	$0	$10,995,472

2023	($13,295,490)	$11,363,301	$1,044,413	$564,844	$0	$0	($322,931)

2022	($10,414,752)	$7,113,700	($13,168,694)	($11,422,428)	$0	$0	($27,892,174)

2021	($9,388,609)	$20,394,184	$20,486,457	$10,578,176	$0	$0	$42,070,208

Avg. Other NEOs

2025	($1,168,333)	$970,464	($62,544)	($45,113)	($114,883)	$0	($420,409)

2024	($1,354,841)	$1,563,051	$547,013	$268,211	($82,880)	$0	$940,555

2023	($1,583,212)	$1,353,124	$120,430	$70,125	($181,806)	$101,407	($119,932)

2022	($1,274,395)	$870,461	($1,541,476)	($1,164,392)	$0	$125,964	($2,983,839)

2021	($1,092,135)	$2,372,348	$2,192,026	$417,286	($45,668)	$132,600	$3,976,457

(2)	2020-2023 Adjusted Net Earnings have not been recast to reflect the impact of discontinued operations resulting from the sale of ESG in 2024.
(3)	Adjusted Earnings for 2024 reflects the after-tax gain on sale for the De-Sta-Co and ESG dispositions which occurred in 2024.

Company Selected Measure Name	Adjusted Earnings
Named Executive Officers, Footnote
For purposes of the Pay Versus Performance Table, Richard Tobin is the only principal executive officer represented. For fiscal 2025, Messrs. Woenker, Cerepak, Juneja, and Yehle and Ms. Cabrera are the other named officers reflected in the Pay versus Performance Table. For fiscal 2024, Messrs. Cerepak, Juneja, and Yehle and Mses. Cabrera and Bors are the other named officers reflected in the Pay versus Performance Table. For fiscal 2023 through 2021, Messrs. Cerepak and Juneja and Mses. Cabrera and Bors are the other named executive officers reflected in the Pay versus Performance Table.

PEO Total Compensation Amount	$ 18,757,706	$ 19,230,530	$ 16,795,101	$ 14,143,252	$ 14,085,860
PEO Actually Paid Compensation Amount	$ 15,034,170	30,226,001	16,472,170	(13,748,922)	56,156,068
Adjustment To PEO Compensation, Footnote
(1)
The table below provides the adjustments required by Item 402(v) to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Subtract Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
CEO

2025	($14,603,244)	$12,129,947	($702,441)	($547,799)	$0	$0	($3,723,536)

2024	($14,162,208)	$16,676,943	$5,699,375	$2,781,362	$0	$0	$10,995,472

2023	($13,295,490)	$11,363,301	$1,044,413	$564,844	$0	$0	($322,931)

2022	($10,414,752)	$7,113,700	($13,168,694)	($11,422,428)	$0	$0	($27,892,174)

2021	($9,388,609)	$20,394,184	$20,486,457	$10,578,176	$0	$0	$42,070,208

Avg. Other NEOs

2025	($1,168,333)	$970,464	($62,544)	($45,113)	($114,883)	$0	($420,409)

2024	($1,354,841)	$1,563,051	$547,013	$268,211	($82,880)	$0	$940,555

2023	($1,583,212)	$1,353,124	$120,430	$70,125	($181,806)	$101,407	($119,932)

2022	($1,274,395)	$870,461	($1,541,476)	($1,164,392)	$0	$125,964	($2,983,839)

2021	($1,092,135)	$2,372,348	$2,192,026	$417,286	($45,668)	$132,600	$3,976,457

Non-PEO NEO Average Total Compensation Amount	$ 2,192,355	2,777,531	2,904,216	2,364,424	2,449,002
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,771,947	3,718,086	2,784,284	(619,414)	6,425,459
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The table below provides the adjustments required by Item 402(v) to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Subtract Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
CEO

2025	($14,603,244)	$12,129,947	($702,441)	($547,799)	$0	$0	($3,723,536)

2024	($14,162,208)	$16,676,943	$5,699,375	$2,781,362	$0	$0	$10,995,472

2023	($13,295,490)	$11,363,301	$1,044,413	$564,844	$0	$0	($322,931)

2022	($10,414,752)	$7,113,700	($13,168,694)	($11,422,428)	$0	$0	($27,892,174)

2021	($9,388,609)	$20,394,184	$20,486,457	$10,578,176	$0	$0	$42,070,208

Avg. Other NEOs

2025	($1,168,333)	$970,464	($62,544)	($45,113)	($114,883)	$0	($420,409)

2024	($1,354,841)	$1,563,051	$547,013	$268,211	($82,880)	$0	$940,555

2023	($1,583,212)	$1,353,124	$120,430	$70,125	($181,806)	$101,407	($119,932)

2022	($1,274,395)	$870,461	($1,541,476)	($1,164,392)	$0	$125,964	($2,983,839)

2021	($1,092,135)	$2,372,348	$2,192,026	$417,286	($45,668)	$132,600	$3,976,457

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2025 Most Important Performance Measure
In addition to TSR, which is already included in the PVP table, we believe the following measure is the most important financial performance measure used to link compensation actually paid to the NEOs to Company performance.

Adjusted Earnings

Total Shareholder Return Amount	$ 165	175	142	123	163
Peer Group Total Shareholder Return Amount	190	176	150	127	135
Net Income (Loss)	$ 1,097,000,000	$ 2,697,000,000	$ 1,057,000,000	$ 1,065,000,000	$ 1,124,000,000
Company Selected Measure Amount	1,324,000,000	2,806,000,000	1,237,000,000	1,213,000,000	1,109,000,000
PEO Name	Richard Tobin
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,723,536)	$ 10,995,472	$ (322,931)	$ (27,892,174)	$ 42,070,208
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,129,947	16,676,943	11,363,301	7,113,700	20,394,184
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(702,441)	5,699,375	1,044,413	(13,168,694)	20,486,457
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(547,799)	2,781,362	564,844	(11,422,428)	10,578,176
PEO | Amounts Reported In The Stock Awards And Option Awards Columns In The SCT For Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,603,244)	(14,162,208)	(13,295,490)	(10,414,752)	(9,388,609)
PEO | Increase for Service Cost and, if applicable, Prior Service Cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,409)	940,555	(119,932)	(2,983,839)	3,976,457
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,883)	(82,880)	(181,806)	0	(45,668)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	970,464	1,563,051	1,353,124	870,461	2,372,348
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,544)	547,013	120,430	(1,541,476)	2,192,026
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,113)	268,211	70,125	(1,164,392)	417,286
Non-PEO NEO | Amounts Reported In The Stock Awards And Option Awards Columns In The SCT For Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,168,333)	(1,354,841)	(1,583,212)	(1,274,395)	(1,092,135)
Non-PEO NEO | Increase for Service Cost and, if applicable, Prior Service Cost for pension plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 101,407	$ 125,964	$ 132,600